Employees - Summary of Average Employee Numbers (Detail) - Employee Employee in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of average number of employees [Line Items]
Average employee numbers	86	92	93
Integrated Gas [Member]
Disclosure of average number of employees [Line Items]
Average employee numbers	11	13	13
Upstream [Member]
Disclosure of average number of employees [Line Items]
Average employee numbers	18	22	22
Downstream [Member]
Disclosure of average number of employees [Line Items]
Average employee numbers	40	40	43
Corporate [Member]
Disclosure of average number of employees [Line Items]
Average employee numbers	17	17	15